Average Annual Total Returns		12 Months Ended	31 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	22.60%
Roundhill Generative AI & Technology ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		49.83%	39.49%
Performance Inception Date			May 17, 2023
Roundhill Generative AI & Technology ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		48.15%	38.89%
Roundhill Generative AI & Technology ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		29.51%	31.51%

[1]	The Fund changed its benchmark index to correct an inadvertent change to the benchmark reflected in the prior year’s prospectus.